ENVIRONMENTAL BONDS AND ASSET RETIREMENT OBLIGATIONS - Bonds (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)
ENVIRONMENTAL BONDS AND ASSET RETIREMENT OBLIGATIONS
Environmental bonds, beginning balance	$ 2,725,220			$ 2,542,047
Environmental bonds posted	412,663	$ 352,066	$ 63,400
Foreign exchange movement	(101,521)			183,173
Environmental bonds, ending balance	$ 3,036,362			$ 2,725,220